Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets and Liabilities

Deferred tax assets and liabilities from continuing operations as of December 31, 2022 and 2021 consist of the following:

Schedule of Deferred tax assets and liabilities

	2022	2021
Deferred tax assets
Net operating losses	$4,891,195	$8,927,213
Research and development tax credit	95,597	30,429
Nonqualified stock options	100,373	334,519
Equipment	8,885	1,256
Goodwill	285,511	14,088
Bad debts	—	120,608
Intangible Assets	713,206	—
Accrued expenses and other	117,511	425,327
Business interest expense	—	—

Gross deferred tax assets	6,212,278	9,853,440
Valuation allowance	(6,218,484)	(9,728,975)
Net deferred tax assets	$(6,206)	$124,465

Deferred tax liabilities
Intangible assets	—	(130,046)
Goodwill	—	—

Deferred tax liabilities	—	(130,046)

Net deferred tax liability	$(6,206)	$(5,558)

Schedule of Income Tax Expenses Benefits

The provision for (benefit from) income taxes charged to income for the years ended December 31, 2022 and 2021 consist of the following:

Schedule of income tax expenses benefits

	2022	2021

US current tax expense	$10,718	$2,999
Foreign current tax expense	—	—
US deferred tax expense (benefit)	648	1,172

Provision for income tax expenses (benefit)	$11,366	$4,171

Schedule of Effective Tax Rate

A reconciliation between the effective tax rate on income from continuing operations and the statutory tax rate is as follows:

Schedule of Effective tax rate

	2022		2021

Income tax benefit at federal statutory rate	$(3,288,865)	21.0%	$(11,678,252)	21.0%
State and local income taxes net of federal tax benefit	(83,610)	0.5%	(267,103)	0.5%
Rate differentials	—	0.0%	(4,020)	0.0%
Meals and entertainment, non-deductible expenses and tax-exempt income	(44,073)	-0.1%	72,503	-0.1%
Incentive stock option expense	61,851	-0.1%	59,055	-0.1%
Nondeductible goodwill impairment	167,130	-8.2%	4,551,259	-8.2%
Nondeductible commitment fee	—	-8.8%	4,893,253	-8.8%
PPP loan forgiveness income	—	0.0%	—	0.0%
NQO Cancellations	680,002	0.0%	—	0.0%
Financial Statement True Up	(5,919)	0.0%	—	0.0%
Change in provision for uncertain tax positions	—	0.0%	1,177	0.0%
Change in valuation allowance	2,524,850	-4.3%	2,376,299	-4.3%

Provision for income tax expenses (benefit)	$11,366	0.0%	$4,171	0.0%

Schedule of Accrued Uncertain Tax Positions

The following presents the change in accrued uncertain tax positions:

Schedule of accrued uncertain tax positions

Beginning balance, December 31, 2021	$131,100
Uncertain tax position additions	0
Removal for amount related to discontinued operations	(131,100)
Ending balance, December 31, 2022	$0